SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying unaudited condensed financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the period presented have been reflected herein.

It is management’s opinion, however, that all material adjustments (consisting of normal and recurring adjustments) have been made which are necessary for a fair financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

Cash and cash equivalents

For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value. The Company did not have any cash equivalents as of September 30, 2025 and December 31, 2024.

Stock-based compensation

The Company follows ASC 718-10, “Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 is a revision to SFAS No. 123, “Accounting for Stock-Based Compensation,” and supersedes Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees,” and its related implementation guidance. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

Earnings per share

The Company follows ASC Topic 260 to account for the earnings per share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Revenue recognition

The Company recognizes revenue in accordance with generally accepted accounting principles as outlined in the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue From contracts with Customers, which requires that five basic criteria be met before revenue can be recognized: (i) identify the contract with the customer; (ii) identity the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price; and (v) recognize revenue when or as the entity satisfied a performance obligation. Revenue from the sale of goods is recognized when all the following conditions are satisfied:

Revenue from the sale of goods is recognized when all the following conditions are satisfied:

Identification of the Contract: The Company identifies a contract with a customer when an agreement exists that creates enforceable rights and obligations for both parties

Identification of Performance Obligations: The Company identifies the distinct performance obligations within each contract. A performance obligation is a promise to transfer to the customer a distinct good or service (or a bundle of goods or services) that is separately identifiable from other promises in the contract.

Determination of Transaction Price: The transaction price is determined based on the consideration to which the company expects to be entitled in exchange for transferring goods to the customer.

Allocation of Transaction Price: The transaction price is allocated to each performance obligation based on its standalone selling price.

Recognition of Revenue: Revenue is recognized when control of the goods is transferred to the customer, which generally occurs at a point in time when the goods are shipped or delivered, and the customer obtains legal title. For contracts that include multiple performance obligations, revenue is allocated to each performance obligation based on its relative standalone selling price. If the standalone selling price is not directly observable, the Company estimates it using appropriate valuation techniques, such as the adjusted market assessment, expected cost plus margin, or residual approach, depending on the nature of the performance obligation.

Fair value of financial instruments

The Company measures fair value in accordance with ASC 820 - Fair Value Measurements. ASC 820 defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurements. ASC 820 establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 - Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 - Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date.

The reported fair values for financial instruments that use Level 2 and Level 3 inputs to determine fair value are based on a variety of factors and assumptions. Accordingly, certain fair values may not represent actual values of the Company’s financial instruments that could have been realized as of December 31, 2023, or that will be recognized in the future, and do not include expenses that could be incurred in an actual settlement. The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, receivables from related parties, prepaid expenses and other, accounts payable, accrued liabilities, and related party and third-party notes payables approximate fair value due to their relatively short maturities. The Company’s notes payable to related parties approximates the fair value of such instrument based upon management’s best estimate of terms that would be available to the Company for similar financial arrangements at September 30, 2025, and December 31, 2024.

Intellectual Property

We capitalize external costs, such as filing fees and associated attorney fees, incurred to obtain issued patents, knowhow and patent license rights. We expense costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. We amortize capitalized intellectual property on a straight-line basis over 10 years, which represents the estimated useful lives of the patents, know-how and patent license rights. The ten-year estimated useful life is based on our assessment of such factors as: the integrated nature of the portfolios being licensed, the overall makeup of the portfolio over time, and the length of license agreements for such patents. We assess the potential impairment to all capitalized net intellectual property costs when events or changes in circumstances indicate that the carrying amount of our patent portfolio may not be recoverable.

The carrying value of intellectual property as of September 30, 2025, is $8,761,501 which is included within “Other Assets” in the consolidated balance sheets.

Goodwill and Other Intangible Assets

Goodwill

Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible and identified intangible assets acquired under a business combination. The Company reviews impairment of goodwill at least annually and more frequently if there are signs of impairment. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether a quantitative goodwill impairment test is necessary. If the Company concludes it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, the Company need not perform the quantitative assessment.

If based on the qualitative assessment, the Company believes it is more likely than not that the fair value of a reporting unit is less than its carrying value, a quantitative assessment test is required to be performed. This assessment requires the Company to compare the fair value of each reporting unit to its carrying value including allocated goodwill. The Company determines the fair value of its reporting units generally using a combination of the income and market approaches. The income approach is estimated through the discounted cash flow method based on assumptions about future conditions such as future revenue growth rates, new product and technology introductions, gross margins, operating expenses, discount rates, future economic and market conditions, and other assumptions. The market approach estimates the fair value of the Company’s equity by utilizing the market comparable method which is based on revenue multiples from comparable companies in similar lines of business. If the carrying value of a reporting unit exceeds the reporting unit’s fair value, a goodwill impairment charge will be recorded for the difference up to the carrying value of goodwill.

Other Intangible Assets

Intangible assets consist of Polomeds.com; Polomarhs.com. Refer to the above Intellectual Property section for more information on acquired patents, know-how, patent license rights and existing technology. We make judgments about the recoverability of acquired finite-lived intangible assets whenever facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, we assess recoverability by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, we would accelerate the rate of amortization and amortize the remaining carrying value over the new shorter useful life.

The carrying value of Other Intangible Assets as of September 30, 2025, was $225,000, which is included within “Other Non-Current Assets” in the consolidated balance sheets.

Going Concern

The accompanying consolidated condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the consolidated condensed financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated revenues to provide sufficient cash flows to enable the Company to finance its operations internally. As of September 30, 2025, the Company had $38,854 cash on hand. As of September 30, 2025, the Company has an accumulated deficit of $4,623,356. For the nine months ended September 30, 2025, the Company had a net loss of $1,712,193 and cash used in operations of $586,016. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date of filing.

Over the next twelve months, management plans to raise additional capital upon the closing of the Altanine Merger transaction, invest its working capital resources in Polomar’s pharmacy operations and in other potential business opportunities. However, there is no guarantee the Company will raise sufficient capital to continue operations. The condensed unaudited financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in this ASU require disclosures, on an annual and interim basis, of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), as well as the aggregate amount of other segment items included in the reported measure of segment profit or loss. This ASU requires that a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. This ASU is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The amendments in this ASU should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted the ASU and determined that its adoption did not have a material impact on the Company’s condensed consolidated financial statements and related disclosures. As defined in the ASU, operating segments are components of an enterprise about which discrete financial information is regularly provided to the CODM in making decisions on how to allocate resources and assess performance for the organization. The Company operates and manages its business as one reportable and operating segment. The Company’s CODM is the Chief Executive Officer. The Company’s CODM reviews condensed consolidated operating results to make decisions about allocating resources and assessing performance for the entire Company.

In January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03 Income statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2025-01 requires PBEs to adopt the amendments of ASU 2024-03 in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of ASU 2024-03 is permitted.

In May of 2025, the FASB issued ASU 2025-04 to clarify the accounting treatment of share-based compensation payable to a customer. The Company has not engaged in providing share-based compensation to a customer and does not presently anticipate doing so.

In July of 2025, the FASB issued ASU 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Losses. This ASU update provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606.

In September of 2025, the FASB issued ASU 2025-06, Goodwill and Other – Internal-Use Software (Subtopic 350-40): Targeted Improvements to for the Accounting of Internal-Use Software. This ASU provides (1) entities remove all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout Subtopic 350-40.

In September of 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. This ASU (1) refines the scope of the guidance on derivatives in ASC 8152 (Issue 1) and (2) clarifies the guidance on share-based payments from a customer in ASC 606 (Issue 2). The ASU is intended to address concerns about the application of derivative accounting to contracts that have features based on the operations or activities of one of the parties to the contract and to reduce diversity in the accounting for share-based payments in revenue contracts.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the financial statements unless otherwise disclosed, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying audited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the period presented have been reflected herein.

It is management’s opinion, however, that all material adjustments (consisting of normal and recurring adjustments) have been made which are necessary for a fair financial statements presentation. The results for the interim period are not necessarily indicative of the results to be expected for the year.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

DECEMBER 31, 2024

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

Cash and cash equivalents

For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value. The Company did not have any cash equivalents as of December 31, 2024 and 2023.

Stock-based compensation

The Company follows ASC 718-10, “Stock Compensation”, which addresses the accounting for transactions in which an entity exchanges its equity instruments for goods or services, with a primary focus on transactions in which an entity obtains employee services in share-based payment transactions. ASC 718-10 is a revision to SFAS No. 123, “Accounting for Stock-Based Compensation,” and supersedes Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees,” and its related implementation guidance. ASC 718-10 requires measurement of the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award (with limited exceptions). Incremental compensation costs arising from subsequent modifications of awards after the grant date must be recognized.

Inventory

Inventories are stated at the lower of cost or market, with cost determined on an average-cost basis. Inventory includes raw materials and finished goods of $68,777 as of December 31, 2024.

Earnings per share

The Company follows ASC Topic 260 to account for the earnings per share. Basic earnings per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Revenue recognition

The Company recognizes revenue in accordance with generally accepted accounting principles as outlined in the Financial Accounting Standard Board’s (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue From contracts with Customers, which requires that five basic criteria be met before revenue can be recognized: (i) identify the contract with the customer; (ii) identity the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price; and (v) recognize revenue when or as the entity satisfied a performance obligation. Revenue from the sale of goods is recognized when all the following conditions are satisfied:

Revenue from the sale of goods is recognized when all the following conditions are satisfied:

Identification of the Contract: A contract exists with the customer that defines the rights and obligations of both parties.

Identification of Performance Obligations: The performance obligations under the contract are identified. A performance obligation is a promise to transfer goods to the customer. Determination of Transaction Price: The transaction price is determined based on the consideration to which the company expects to be entitled in exchange for transferring goods to the customer. Allocation of Transaction Price: The transaction price is allocated to each performance obligation based on its standalone selling price.

Recognition of Revenue: Revenue is recognized when control of the goods is transferred to the customer, which generally occurs at a point in time when the goods are shipped or delivered, and the customer obtains legal title. For contracts that include multiple performance obligations, revenue is allocated to each performance obligation based on its relative standalone selling price. If the standalone selling price is not observable, the company estimates it using appropriate valuation techniques.

Fair value of financial instruments

The Company measures fair value in accordance with ASC 820 - Fair Value Measurements. ASC 820 defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurements. ASC 820 establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three (3) levels of fair value hierarchy defined by ASC 820 are:

Level 1 - Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 - Inputs (other than quoted market prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 - Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model. Valuation of instruments includes unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

POLOMAR HEALTH SERVICES, INC.

(formerly TRUSTFEED CORP.)

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2024

As defined by ASC 820, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale, which was further clarified as the price that would be received to sell an asset or paid to transfer a liability (“an exit price”) in an orderly transaction between market participants at the measurement date.

The reported fair values for financial instruments that use Level 2 and Level 3 inputs to determine fair value are based on a variety of factors and assumptions. Accordingly, certain fair values may not represent actual values of the Company’s financial instruments that could have been realized as of December 31, 2023, or that will be recognized in the future, and do not include expenses that could be incurred in an actual settlement. The carrying amounts of the Company’s financial assets and liabilities, such as cash, accounts receivable, receivables from related parties, prepaid expenses and other, accounts payable, accrued liabilities, and related party and third-party notes payables approximate fair value due to their relatively short maturities. The Company’s notes payable to related parties approximates the fair value of such instrument based upon management’s best estimate of terms that would be available to the Company for similar financial arrangements at December 31, 2024 and 2023.

Intellectual Property

We capitalize external costs, such as filing fees and associated attorney fees, incurred to obtain issued patents, knowhow and patent license rights. We expense costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. We amortize capitalized intellectual property on a straight-line basis over 10 years, which represents the estimated useful lives of the patents, know-how and patent license rights. The ten-year estimated useful life is based on our assessment of such factors as: the integrated nature of the portfolios being licensed, the overall makeup of the portfolio over time, and the length of license agreements for such patents. We assess the potential impairment to all capitalized net intellectual property costs when events or changes in circumstances indicate that the carrying amount of our patent portfolio may not be recoverable.

The carrying value of intellectual property as of September 30, 2024, is $9,735,000, which is included within “Other Assets” in the consolidated balance sheets.

Goodwill and Other Intangible Assets

Goodwill

Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the net tangible and identified intangible assets acquired under a business combination. The Company reviews impairment of goodwill at least annually and more frequently if there are signs of impairment. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether a quantitative goodwill impairment test is necessary. If the Company concludes it is more likely than not that the fair value of a reporting unit exceeds its carrying amount, the Company need not perform the quantitative assessment.

If based on the qualitative assessment, the Company believes it is more likely than not that the fair value of a reporting unit is less than its carrying value, a quantitative assessment test is required to be performed. This assessment requires the Company to compare the fair value of each reporting unit to its carrying value including allocated goodwill. The Company determines the fair value of its reporting units generally using a combination of the income and market approaches. The income approach is estimated through the discounted cash flow method based on assumptions about future conditions such as future revenue growth rates, new product and technology introductions, gross margins, operating expenses, discount rates, future economic and market conditions, and other assumptions. The market approach estimates the fair value of the Company’s equity by utilizing the market comparable method which is based on revenue multiples from comparable companies in similar lines of business. If the carrying value of a reporting unit exceeds the reporting unit’s fair value, a goodwill impairment charge will be recorded for the difference up to the carrying value of goodwill.

ALTANINE, INC. [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3: Significant accounting policies

Basis of Presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable to interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for a complete set of financial statements. The unaudited condensed consolidated balance sheet as of September 30, 2025, the condensed consolidated statements of operations for the three and nine months ended September 30, 2025 and 2024, the condensed consolidated statements of cash flows for the nine months ended September 30, 2025 and 2024, and the condensed consolidated statements of shareholders’ equity for the three and nine months ended September 30, 2025 and 2024, have been prepared on an unaudited basis. In the opinion of management, all adjustments necessary for a fair presentation of the interim financial statements have been included, and such adjustments consist solely of normal recurring items.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of Altanine, Inc. and its wholly owned subsidiary, Pinata Holdings, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Subsidiaries are entities over which the Company has a controlling financial interest, generally through ownership of more than 50% of the voting interest. The Company consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and any variable interest entities (VIEs) for which the Company is the primary beneficiary. The Company is considered the primary beneficiary of a VIE when it has both (i) the power to direct the activities that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company evaluates its ownership interests in entities on an ongoing basis to determine whether any changes in circumstances require a reconsideration of the consolidation conclusion.

Segment Reporting

The Company complies with ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. The Company adopted ASU 2023- 07 on January 1, 2024. The amendments were applied retrospectively to all prior periods presented in the financial statements (see Note 4).

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. Actual results may differ from these estimates under different assumptions or conditions. The Company bases its estimates on various assumptions that it believes are reasonable under the circumstances. Significant estimates include:

●	Continuation as a going concern; management assumes that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets and liquidation of all liabilities in the normal course of business.

●	Liability for legal contingencies,

●	Impairment of long-lived assets.

●	Deferred tax assets valuation allowance,

●	Fair value of equity instruments.

Stock Split

On July 8, 2024, the Board of Directors approved a 3-for-1 split of its issued and outstanding shares of common stock. Accordingly, all share and per-share amounts for all periods presented in the accompanying condensed consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split.

Reclassifications

Certain prior-period amounts have been reclassified to conform to the current-period presentation. These reclassifications had no effect on the Company’s previously reported net loss, total assets, total liabilities, or stockholders’ equity.

Cash & Cash Equivalents

The Company places its cash with reputable financial institutions that are insured by the Federal Deposit Insurance Corporation, or FDIC. At times, deposits held may exceed the amount of insurance provided by the FDIC. The Company has not experienced any losses in its cash and believes they are not exposed to any significant credit risk. The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. The Company had no cash equivalent as of September 30, 2025, and December 31, 2024.

Fair Value Measurement

The Company adopted the provisions of FASB Accounting Standards Codification (“ASC”) 820 (the “Fair Value Topic”) which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements.

The Company measures fair value under a framework that utilizes a hierarchy prioritizing the inputs to relevant valuation techniques. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs used in measuring fair value are:

●	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

●	Level 2: Inputs to the valuation methodology include:

○	Quoted prices for similar assets or liabilities in active markets.

○	Quoted prices for identical or similar assets or liabilities in inactive markets.

○	Inputs other than quoted prices that are observable for the asset or liability.

○	Inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

○	If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

●	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it could be required to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. The development and determination of the unobservable inputs for Level 3 fair value measurements and the fair value calculations are the responsibility of the Company’s Chief Financial Officer and are approved by the Chief Executive Officer. There were no transfers into or out of Level 3 during the nine months ended September 30, 2025. As of September 30, 2025, and December 31, 2024, the carrying value of certain financial instruments (cash, prepaid expenses, accounts payable, due to related party and other accrued liabilities) approximated fair value due to the short-term nature of the instruments.

Stock Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense is measured based on the grant date fair value of the share grant and recognized on a straight-line basis over the requisite service period, which is the vesting period. The Company estimates the fair value of each stock-based award on the measurement date using either the current market price of the stock or the Black-Scholes option valuation model. The Black-Scholes valuation model incorporates assumptions as to stock price volatility, the expected life of options, a risk-free interest rate and dividend yield.

The Company elects to account for forfeitures as they occur. As such, compensation cost previously recognized for an unvested award that is forfeited because of the failure to satisfy a service condition is revised in the period of forfeiture. During the nine months ended September 30, 2025, and 2024, the Company used the following inputs to measure the fair value of each stock-based award:

	For Nine Months Ending September 30,
	2025	2024

Expected term (years)	3.50 – 5.75	-
Exercise price	$0.33	-
Expected volatility	28.67%	-
Expected dividends	None	None
Risk-free interest rate	3.9%-4.1%	-
Forfeitures	None	None

Intellectual Property

Intellectual property is comprised of patents pending. The costs associated with obtaining a patent, such as legal fees, filing fees, licensing fees, and other directly attributable costs, are capitalized for obtained patents. The capitalized costs are then amortized over the useful life of the patent, which is typically the legal life of the patent or its economic life if it’s shorter. The weighted average amortization period is 17 years. The Company expenses costs associated with maintaining and defending obtained patents subsequent to their issuance in the period incurred. The Company reviews its intangible assets, including patents, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No impairment losses were recognized for the three and nine months ended September 30, 2025 or 2024.

In accordance with ASC 350-30-25-3, the Company expenses the costs of internally developing, maintaining, or restoring intangible assets, including research and development (“R&D”) activities, as incurred. These costs primarily include salaries and benefits for personnel engaged in development efforts, materials and supplies consumed in R&D activities, and other related overhead costs. The Company does not capitalize any costs associated with internally generated goodwill, brands, customer lists, or similar intangible assets that are inherent in the ongoing business. Such costs are recognized as operating expenses in the period incurred.

Research and Development

Research and development costs are expensed in the period they are incurred in accordance with ASC 760, Research and Development unless they meet specific criteria related to technical, market and financial feasibility, as determined by Management, including but not limited to the establishment of a clearly defined future market for the product, and the availability of adequate resources to complete the project. If all criteria are met, the costs are deferred and amortized over the expected useful life or written off if a product is abandoned. Research and development costs consist of expenses incurred in connection with the development of the Company’s product candidates. Such expenses include expenses incurred under agreements with contract research organizations, manufacturing and supply scale-up expenses and the cost of acquiring and manufacturing preclinical and clinical trial supply, outsourced laboratory services, including materials and supplies used to support the Company’s research and development activities, and payments made for license fees and milestones that have not been demonstrated to have commercial value. The Company has incurred $238,773 and $366,777 in pre-clinical research expenses for the three and nine months ended September 30, 2025, respectively. The Company has incurred $124,600 and $184,600 in pre-clinical research expenses for the three and nine months ended September 30, 2024, respectively.

Related Party Transactions

The Company borrows money under a loan agreement with GLD Sponsor Member II, LLC, a Delaware limited liability company affiliated with the Company’s founder and under which various of his family members are indirect beneficiaries (the “GLD”). The Company licenses non-exclusive rights to our technology to Polomar Health Services, Inc. (the “Polomar Parent”), that is a related party due to the Company’s founder having a controlling interest in entities that are significant shareholders of Polomar Parent, and its wholly owned subsidiary Polomar Specialty Pharmacy, LLC, a 503A compounding pharmacy (“Polomar Pharmacy”, and together with Polomar Parent, the “Polomar Licensees”), in exchange for royalties of its sales of products incorporating our licensed technology. The Company has not generated any royalty revenue earned during the three and nine months ended September 30, 2025 and 2024.

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized. As of September 30, 2025, the Company had not generated taxable income, and no provision for income taxes has been recorded.

Net Loss Per Share

Basic earnings (loss) per share (“EPS”) is based on the weighted-average effect of all common stock issued and outstanding and is calculated by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted EPS is calculated by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares used in the basic earnings (loss) per share calculation plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common shares outstanding. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period, which include convertible preferred stock, stock options and warrants.

The Company applies the if-converted method to its convertible preferred stock when calculating diluted EPS. Under this method, it is assumed that all outstanding convertible preferred shares were converted into common shares at the beginning of the period (or the issuance date, if later), and the numerator is adjusted to add back any dividends declared or accretion recognized on those preferred shares, as if such amounts had not been applicable to preferred shareholders. The convertible preferred stock is included in diluted EPS only if the effect of conversion is dilutive; that is, if inclusion reduces EPS or increases loss per share. In periods where the Company reports a net loss, the convertible preferred stock is considered anti-dilutive and therefore excluded from the calculation of diluted EPS.

Dilutive common stock equivalents include the dilutive effect of in-the-money stock equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common stock equivalents if their effect would be anti-dilutive. The following potentially dilutive securities were not included in the calculation of diluted net loss per share attributable to common shareholders of the Company because their effect would be antidilutive for the periods presented:

Three and Nine Months Ended	September 30, 2025	September 30, 2024

Convertible preferred stock	1,657,000	-
Total potentially dilutive shares	1,657,000	-

Recently Issued or Newly Adopted Accounting Pronouncements

Recent accounting pronouncements issued by the Financial Accounting Standards Board, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC, did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statement presentation or disclosures.

In November 2024, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2024-03, Disaggregation of Income Statement Expenses, and in January 2025, the FASB issued ASU 2025-01, Clarifying the Effective Date (“ASU 2025-01”). The amendments are intended to enhance disclosures regarding an entity’s costs and expenses by requiring additional disaggregated information disclosures about certain income statement expense line items. The amendments, as clarified by ASU 2025-01, are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, for public business entities only. Early adoption is permitted. The Company is currently evaluating the effect of this pronouncement on its disclosures.

In December 2023, the Financial Standards Accounting Board (“FASB”) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”) which focuses on income tax disclosures regarding effective tax rates and cash income taxes paid. This standard requires public entities to disclose (1) specific categories in the rate reconciliation,

(2) the income or loss from continuing operations before income tax expense or benefit disaggregated by domestic and foreign, and (3) provide additional information for certain reconciling items at or above a quantitative threshold of 5% of the statutory tax. Additionally, this standard requires disclosure of income taxes paid (net of refunds), separated by international, federal, state, and local jurisdictions. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. We plan to adopt and include the necessary additional required disclosures in our annual filing in 2025.

Newly Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses among other disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU 2023-07 on January 1, 2024. The amendments will be applied retrospectively to all prior periods presented in the financial statements. The adoption of ASU 2023-07 has not had a material impact on the Company’s unaudited condensed consolidated financial statements and disclosures.

Note 3: Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as found in the Accounting Standards Codification (“ASC”), the Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of Consolidation

The consolidated financial statements include the accounts of Altanine, Inc. and its wholly owned subsidiary, Pinata Holdings, Inc. All intercompany balances and transactions have been eliminated in consolidation.

Subsidiaries are entities over which the Company has a controlling financial interest, generally through ownership of more than 50% of the voting interest. The Company consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries and any variable interest entities (VIEs) for which the Company is the primary beneficiary. The Company is considered the primary beneficiary of a VIE when it has both (i) the power to direct the activities that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The Company evaluates its ownership interests in entities on an ongoing basis to determine whether any changes in circumstances require a reconsideration of the consolidation conclusion.

Segment Reporting

Operating segments are defined as components of an entity for which discrete financial information is available that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is determined to be the CODM. The Company operates as one reportable segment under Accounting Standards Codification “ASC” 280, Segment Reporting. The chief operating decision maker (“CODM”) regularly reviews the financial information of the Company at a consolidated level in deciding how to allocate resources and in assessing performance. As of December 31, 2024 and 2023, the Company identified only one operating segment. The Company’s CODM is the Chief Executive Officer.

Emerging Growth Company

The Company qualifies as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). An emerging growth company may take advantage of specified reduced reporting and other requirements that are otherwise applicable generally to public companies. These provisions include:

▪	being permitted to present only two years of audited financial statements, in addition to any required unaudited interim financial statements, with correspondingly reduced Management’s Discussion and Analysis of Financial Condition and Results of Operations disclosure.
▪	reduced disclosure about executive compensation arrangements.
▪	exemption from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved; and
▪	exemption from the auditor attestation requirement in the assessment of internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act.

In addition, under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until those standards would otherwise apply to private companies. We have elected to use this extended transition period for complying with new or revised accounting standards. As a result, our financial statements may not be comparable to those of companies that comply with public company effective dates.

We will remain an emerging growth company until the earlier of (1) the last day of the fiscal year in which we have total annual gross revenues of $1.235 billion or more, (2) the last day of the fiscal year following the fifth anniversary of the date of the first sale of our common equity securities pursuant to an effective registration statement, (3) the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible debt, or (4) the date on which we are deemed to be a large accelerated filer under the Exchange Act.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of expenses during the reporting period. On an ongoing basis, management evaluates these estimates and judgments, including those related to useful lives of long-lived assets, accrued research and development expenses and estimated fair values of equity instruments. The Company bases its estimates on various assumptions that it believes are reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions. Significant estimates include:

▪	Continuation as a going concern; management assumes that the Company will continue as a going concern, which contemplates continuity of operations, realization of assets and liquidation of all liabilities in the normal course of business.
▪	Liability for legal contingencies,
▪	Impairment of long-lived assets.
▪	Deferred tax assets valuation allowance,
▪	Fair value of equity instruments and liability classified warrants.

Stock Split

On July 8, 2024, the Board of Directors approved a 3-for-1 split of its issued and outstanding shares of common stock. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this stock split.

Cash & Cash Equivalents

The Company places its cash with reputable financial institutions that are insured by the Federal Deposit Insurance Corporation, or FDIC. At times, deposits held may exceed the amount of insurance provided by the FDIC. The Company has not experienced any losses in its cash and believes they are not exposed to any significant credit risk.

Fair Value Measurement

The Company adopted the provisions of FASB Accounting Standards Codification (“ASC”) 820 (the “Fair Value Topic”) which defines fair value, establishes a framework for measuring fair value under U.S. GAAP, and expands disclosures about fair value measurements.

The Company measures fair value under a framework that utilizes a hierarchy prioritizing the inputs to relevant valuation techniques. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of inputs used in measuring fair value are:

▪ Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

▪ Level 2: Inputs to the valuation methodology include:

○ Quoted prices for similar assets or liabilities in active markets.

○ Quoted prices for identical or similar assets or liabilities in inactive markets.

○ Inputs other than quoted prices that are observable for the asset or liability.

○ Inputs that are derived principally from or corroborated by observable market data by correlation or other means; and

○ If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

▪ Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it could be required to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. The development and determination of the unobservable inputs for Level 3 fair value measurements and the fair value calculations are the responsibility of the Company’s chief financial officer and are approved by the chief executive officer. There were no transfers out of Level 3 for the years ended December 31, 2024, and 2023. As of December 31, 2024 ,and 2023, the carrying value of certain financial instruments (cash, prepaid expenses, accounts payable, due to related party and other accrued liabilities) approximated fair value due to the short-term nature of the instruments.

The fair value of the Company’s recorded warrant liability is determined based on unobservable inputs that are not corroborated by market data, which require a Level 3 classification. A Black-Sholes option valuation model was used to determine fair value. The Company records warrant liability on the consolidated balance sheets at fair value with changes in fair value recorded in the consolidated statements of operation.

The following table presents balances of the liabilities with significant unobservable inputs (Level 3) as of December 31, 2024:

	Fair Value Measurements at December 31, 2024, Using
	Quoted Prices in Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Warrant liability	$-	$-	$601,537	$601,537
Total	$-	$-	$601,537	$601,537

The following table presents changes of the warrant liability with significant unobservable inputs (Level 3) for the year ended December 31, 2024:

Warrant
Liability
Balance, December 31, 2023	$-

Issuance of warrant	644,490
Change in estimated fair value	(42,953)

Balance, December 31, 2024	$601,537

Warrant Liability

Common stock purchase warrants issued in consideration of loan facility provided by an affiliated entity are measured at the grant date, based on the fair value of the warrant, classified as deferred financing costs, and is recognized as interest expense over the term of the loan.

The Company accounts for warrants to purchase its common stock in accordance with ASC 480, “Distinguishing Liabilities from Equity”, and ASC 815-40, “Derivatives and Hedging — Contracts in Entity’s Own Equity.” Warrants that are freestanding financial instruments and do not meet the criteria for equity classification are recorded as liabilities.

Specifically, the Company evaluates all warrant instruments to determine whether they should be classified as equity or liability based on the terms of the agreement. Warrants that (i) include provisions that could require cash settlement in certain circumstances, (ii) contain down-round or price protection adjustments, or (iii) otherwise fail the “fixed-for-fixed” test are accounted for as derivative liabilities.

Upon initial recognition, these warrant liabilities are recorded at fair value, with subsequent changes in fair value recognized in the statement of operations each reporting period as a component of “change in fair value of warrant liabilities.”

The fair value of warrant liabilities is estimated using the Black-Scholes option pricing model (or other appropriate valuation technique), considering variables such as the Company’s stock price, expected volatility, expected term, risk-free interest rate, and dividend yield. The classification of the warrant liability is reassessed at each balance sheet date, and the instruments are reclassified to equity when the terms are modified such that they no longer meet liability classification criteria.

The Company measures the warrants liability using the Black-Scholes option valuation model using the following assumptions:

	For Years Ending December 31,
	2024	2023

Expected term (years)	5.00	-
Exercise price	$0.40	-
Expected volatility	28.67%	-
Expected dividends	None	-
Risk-free interest rate	4.37%	-
Forfeitures	None	-

The assumptions used in determining fair value represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change, including changes in the market value of the Company’s common stock, managements’ assessment, or significant fluctuations in the volatility of the trading market for the Company’s common stock, the Company’s fair value estimates could be materially different in the future.

Stock Compensation

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense is measured based on the grant date fair value of the share grant and recognized on a straight-line basis over the requisite service period, which is the vesting period. The Company estimates the fair value of the stock-based compensation awards using the Black-Scholes model. This model requires the Company to estimate the expected volatility of its common stock and the expected term of the stock options, all of which are highly complex and subjective variables. The variables take into consideration, among other things, actual and projected stock option exercise behavior. For employees and directors, the expected life was calculated based on the simplified method as described by the SEC Staff Accounting Bulletin No. 110, Share-Based Payment. The Company’s estimate of expected volatility was based on the NASDAQ volatility over the last 10 years. The Company selected a risk-free rate based on the one-month LIBOR rate. The Company elects to account for forfeitures as they occur. As such, compensation cost previously recognized for an unvested award that is forfeited because of the failure to satisfy a service condition is revised in the period of forfeiture.

The total stock-based compensation expense recognized for share grants in the consolidated statements of operations as stock-based compensation expenses for the year ended December 31, 2024 was $147,263. As of December 31, 2024, total unrecognized compensation cost related to unvested share grants was $105,187, classified as prepaid expenses, which is expected to be recognized over the next 3.4 years.

During the year ended December 31, 2024, the Company granted 1,549,500 in stock options with an exercise price of $0.33 (post stock split). No stock options were exercised, cancelled or forfeited. The options vest over a period of 3 months to 48 months. The total stock-based compensation expense recognized for stock options in the consolidated statements of operations as general and administrative expenses for the year ended December 31, 2024 was $435,625. As of December 31, 2024, total unrecognized compensation cost related to unvested option grants was $138,039 which is expected to be recognized over the next 2.3 years.

The Company measures the fair value of stock compensation using the Black-Scholes option method using the following input variables:

Expected term (years)	5.13 - 6.25
Exercise price	$0.33
Expected volatility	28.67%
Expected dividends	None
Risk-free interest rate	5.44%
Forfeitures	None

Supply Chain Disruption / COVID-19 Business Update

Due to the residual impact of the global COVID-19 pandemic, the Company has taken measures to secure its research and development activities, while work in laboratories and facilities has been organized to reduce the risk of COVID-19 transmission.

The extent of the impact of the COVID-19 pandemic on our business, operations and clinical development timelines and plans remains uncertain, and will depend on certain developments, including the duration and spread of the outbreak and its impact on our clinical trials, CROs, manufacturing process, supply chain, and other third parties with whom the Company does business, as well as its impact on regulatory authorities and its key scientific and management personnel.

While the Company is experiencing limited financial impacts at this time, given the global economic slowdown, the overall disruption of global supply chains and the other risks and uncertainties associated with the pandemic, our business, financial condition, and results of operations ultimately could be materially adversely affected. Some of our suppliers have experienced delays in securing critical raw materials; while this has not materially impacted their services, the Company has observed delays in certain activities. Therefore, the Company continues to closely monitor the COVID-19 pandemic as the Company evolves its business continuity plans, clinical development plans and response strategy.

Foreign Trade Relationships / Tariffs

Our operations depend upon favorable trade relations between the US and those foreign countries, including China, in which our materials suppliers have operations. A protectionist trade environment in either the US or those foreign countries in which we do business, such as a change in the current tariff structures, including any tariffs imposed by the US presidential administration and any reciprocal tariffs in response thereto, export compliance or other trade policies, may materially and adversely affect our operations. The transition to a new US presidential administration, including the potential use and effects of tariffs to address the administration’s policy goals, could materially impact the macroeconomic framework in which we operate.

Natural Disasters

While there have been significant natural disasters across the country, the Company has not been impacted and has not experienced any interruptions in its business, operations and clinical development timelines and plans. In addition, there has been no effect on its supply chain resulting from the national disaster events.

Intellectual Property

Intellectual property is comprised of patents pending. The costs associated with obtaining a patent, such as legal fees, filing fees, licensing fees, and other directly attributable costs, are capitalized for obtained patents. The capitalized costs are then amortized over the useful life of the patent, which is typically the legal life of the patent or its economic life if it’s shorter. The weighted average amortization period is 17 years.

We expense costs associated with maintaining and defending obtained patents subsequent to their issuance in the period incurred. We assess the potential impairment to all capitalized net patent costs when events or changes in circumstances indicate that the carrying amount of our patent portfolio may not be recoverable. In accordance with ASC 350-30-25-3, the costs of internally developing, maintaining, or restoring intangible assets are expensed. During 2024, $10,041,591 patents were acquired through an asset acquisition of Pinata Holdings, Inc.

Amortization expense was $445,221 and $0 for the years ended December 31, 2024 and 2023, respectively. Future amortization expense is expected to be as follows:

Years Ending December 31,
2025	$593,628
2026	593,628
2027	593,628
2028	593,628
2029	593,628
Thereafter	6,678,310

TOTAL	$9,646,450

Research and Development

Research and development costs consist of expenses incurred in connection with the development of the Company’s product candidates. Such expenses include expenses incurred under agreements with contract research organizations, manufacturing and supply scale-up expenses and the cost of acquiring and manufacturing preclinical and clinical trial supply, outsourced laboratory services, including materials and supplies used to support the Company’s research and development activities, and payments made for license fees and milestones that have not been demonstrated to have commercial value. Such expenses are expensed as incurred. The Company has incurred $569,157 and $0 in pre-clinical research expenses for the years ended December 31, 2024 and 2023, respectively.

Related Party Transactions

The Company borrows money under a loan agreement with GLD Sponsor Member II, LLC, a Delaware limited liability company affiliated with the Company’s founder and under which various of his family members are indirect beneficiaries (the “GLD”).

The Company licenses non-exclusive rights to our technology to Polomar Health Services, Inc. (the “Polomar Parent”), that is a related party due to the Company’s founder having a controlling interest in entities that are significant shareholders of Polomar Parent, and its wholly owned subsidiary Polomar Specialty Pharmacy, LLC, a 503A compounding pharmacy (“Polomar Pharmacy”, and together with Polomar Parent, the “Polomar Licensees”), in exchange for royalties of its sales of products incorporating our licensed technology. Royalty revenue earned in 2024 was $0.

Income Taxes

The Company operates as a C-Corporation and recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. The Company recognizes future tax benefits, measured by enacted tax rates attributable to deductible temporary differences between financial statements and income tax bases of assets and liabilities, and net operating loss carry-forwards to the extent that realization of such benefits is more likely than not.

The Company records the difference between the benefit recognized and measured pursuant to the accounting guidance on accounting for uncertain tax positions taken or expected to be taken on the Company’s tax return. To the extent that the assessment of such tax positions changes, the change in estimate is recorded in the period in which the determination is made. The Company establishes these liabilities based on estimates of whether, and the extent to which, additional taxes will be due. These liabilities are established when the Company believes that certain positions might be challenged despite the Company’s belief that the tax return positions are fully supportable. The liabilities are adjusted in light of changing facts and circumstances, such as the outcome of tax audits. There are no uncertain tax positions.

Net Loss Per Common Share

Basic net loss per share is calculated by dividing net loss attributable to common shareholders by the weighted- average shares outstanding during the period, without consideration of common share equivalents. Diluted net loss per share is calculated by adjusting weighted-average shares outstanding for the dilutive effect of common share equivalents outstanding for the period including warrants to purchase common share equivalents. For purposes of the diluted net loss per share calculation, preferred shares, profit interests, options and warrants to purchase preferred shares are considered to be common share equivalents but are excluded from the calculation of diluted net loss per common share if their effect would be anti-dilutive. For the years ended December 31, 2024 and 2023, warrants and options to purchase 9,049,500 and 0 shares of common stock, respectively have been excluded from the computation of potentially dilutive securities.

Recently Issued or Newly Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures. ASU No. 2023-07 focuses on improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant expenses. The ASU is effective for annual periods beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company adopted ASU No. 2023-07 for our annual reporting for fiscal year 2024 and updated its disclosures to conform to this new segment disclosure requirement.

Recent Accounting Pronouncements – Not Yet Adopted

In November 2024, FASB issued ASU 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) Disaggregation of Income Statement Expenses. The guidance in ASU 2024-03 requires public business entities to disclose in the notes to the financial statements, among other things, specific information about certain costs and expenses including purchases of inventory; employee compensation; and depreciation and amortization expense for each caption on the income statement where such expenses are included. The update is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the financial statements. The Company is currently evaluating the provisions of this guidance and assessing the potential impact on its financial statement disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures. ASU No. 2023-09 focuses on income tax disclosures around effective tax rates and cash income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company expects to adopt ASU No. 2023-09 for our annual reporting for fiscal year 2025. The Company does not expect this guidance to have a material impact on the Company’s consolidated financial statements.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future consolidated financial statements or disclosures.